Nature of Operations (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2022	Nov. 30, 2022
Nature of Operations (Details Narrative)
Profit loss from operation	$ (1,889,227)	$ (357,998)	$ (2,299,086)	$ (2,017,669)
Working capital deficiency	13,579,754		13,579,754		$ 11,516,252
Accumulated deficit	$ (107,433,185)		$ (107,433,185)		$ (105,134,099)